STOCK-BASED COMPENSATION Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Option Shares Outstanding
Outstanding, Beginning Balance	8,637,962
Awarded	2,987,500
Exercised	0
Forfeited	0
Outstanding, Ending Balance	11,625,462
Vested	7,399,875
Vested and expected to vest	11,625,492
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.38
Awarded	$ 0.19
Exercised	$ 0
Outstanding, Ending Balance	$ 0.31
Vested	$ 0.32
Vested and expected to vest	$ 0.31
Weighted Average Remaining Contractual Term (years)
Awarded	0 years
Exercised	0 years
Forfeited	0 years
Balance	5 years 4 months 28 days
Vested	4 years 10 months 2 days
Vested and expected to vest	5 years 4 months 28 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance	$ 0
Awarded	0
Exercised	0
Forfeited	0
Outstanding, Ending Balance	7,750
Vested	5,243
Vested and expected to vest	7,750
Employee Stock Option [Member]
Option Shares Outstanding
Outstanding, Beginning Balance		3,000,000
Awarded		5,869,212
Exercised		(231,250)
Forfeited		0
Outstanding, Ending Balance		8,637,962
Vested		4,645,935
Vested and expected to vest		8,637,962
Weighted Average Exercise Price
Outstanding, Beginning Balance		$ 0.38
Awarded		$ 0.33
Exercised		$ 0.40
Outstanding, Ending Balance		$ 0.34
Vested		$ 0.36
Vested and expected to vest		$ 0.34
Weighted Average Remaining Contractual Term (years)
Awarded		0 years
Exercised		0 years
Forfeited		0 years
Balance		5 years 5 months 16 days
Vested		4 years 7 months 6 days
Vested and expected to vest		5 years 5 months 16 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance		0
Awarded		0
Exercised		0
Forfeited		0
Outstanding, Ending Balance		2,750
Vested		76
Vested and expected to vest		$ 2,750